SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                   --------

                         Deutsche European Equity Fund




The following replaces similar disclosure in the "Appendix - Hypothetical Expense Summary" section of the fund's prospectus:


DEUTSCHE EUROPEAN EQUITY FUND - CLASS T



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             2.50%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.12%         1.28%       $ 10,128.30    $   361.32
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.55%         4.78%       $ 10,477.73    $   159.70
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.55%         8.39%       $ 10,839.21    $   165.21
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.55%        12.13%       $ 11,213.16    $   170.91
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.55%        16.00%       $ 11,600.01    $   176.80
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.55%        20.00%       $ 12,000.22    $   182.90
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.55%        24.14%       $ 12,414.22    $   189.21
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.55%        28.43%       $ 12,842.51    $   195.74
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.55%        32.86%       $ 13,285.58    $   202.49
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.55%        37.44%       $ 13,743.93    $   209.48
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,013.76
---                                                                  ----------

               Please Retain This Supplement for Future Reference


June 13, 2017
PROSTKR-879

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